Mortgage Notes Payable - FP Land LLC (Details) (FP Land LLC, predecessor business, USD $)																										3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Mortgage notes payable	Dec. 31, 2013 Mortgage notes payable	Dec. 31, 2012 Mortgage notes payable	Mar. 31, 2014 Mortgage notes payable Fair value Level 3	Dec. 31, 2013 Mortgage notes payable Fair value Level 3	Mar. 31, 2014 Mortgage notes payable maturing on October 2032	Dec. 31, 2013 Mortgage notes payable maturing on October 2032	Dec. 31, 2012 Mortgage notes payable maturing on October 2032	Mar. 31, 2014 Mortgage notes payable maturing on October 2032 Propriety index	Dec. 31, 2013 Mortgage notes payable maturing on October 2032 Propriety index	Mar. 31, 2014 Mortgage notes payable maturing on December 2027	Dec. 31, 2013 Mortgage notes payable maturing on December 2027	Dec. 31, 2012 Mortgage notes payable maturing on December 2027	Mar. 31, 2014 Mortgage notes payable maturing on December 2027 Propriety index	Dec. 31, 2013 Mortgage notes payable maturing on December 2027 Propriety index	Dec. 31, 2013 Mortgage notes payable maturing on December 2021	Dec. 31, 2012 Mortgage notes payable maturing on December 2021	Dec. 31, 2013 Mortgage notes payable maturing on December 2021 Propriety index	Mar. 31, 2014 Mortgage notes payable maturing on June 2016	Dec. 31, 2013 Mortgage notes payable maturing on June 2016	Mar. 31, 2014 Mortgage notes payable maturing on June 2016 Minimum	Dec. 31, 2013 Mortgage notes payable maturing on June 2016 Minimum	Mar. 31, 2014 Mortgage notes payable maturing on June 2016 LIBOR	Dec. 31, 2013 Mortgage notes payable maturing on June 2016 LIBOR	Mar. 31, 2014 Mortgage notes payable maturing on July 2030	Dec. 31, 2013 Mortgage notes payable maturing on July 2030	Dec. 31, 2012 Mortgage notes payable maturing on July 2030	Mar. 31, 2014 Mortgage notes payable maturing on July 2030 Period prior to 2015	Dec. 31, 2013 Mortgage notes payable maturing on July 2030 Period prior to 2015	Mar. 31, 2014 Mortgage notes payable maturing on July 2030 5-yr US Treasury Period 2015 and thereafter	Dec. 31, 2013 Mortgage notes payable maturing on July 2030 5-yr US Treasury Period 2015 and thereafter	Mar. 31, 2014 Mortgage notes payable maturing on September 2031	Dec. 31, 2013 Mortgage notes payable maturing on September 2031	Dec. 31, 2012 Mortgage notes payable maturing on September 2031	Mar. 31, 2014 Mortgage notes payable maturing on September 2031 Period prior to 2016	Dec. 31, 2013 Mortgage notes payable maturing on September 2031 Period prior to 2016	Mar. 31, 2014 Mortgage notes payable maturing on September 2031 5-yr US Treasury Period 2016 and thereafter	Dec. 31, 2013 Mortgage notes payable maturing on September 2031 5-yr US Treasury Period 2016 and thereafter	Mar. 31, 2014 Mortgage notes payable maturing on March 2016	Dec. 31, 2013 Mortgage notes payable maturing on March 2016	Mar. 31, 2014 Mortgage notes payable maturing on March 2016 Minimum	Dec. 31, 2013 Mortgage notes payable maturing on March 2016 Minimum	Mar. 31, 2014 Mortgage notes payable maturing on March 2016 LIBOR	Dec. 31, 2013 Mortgage notes payable maturing on March 2016 LIBOR	Mar. 31, 2014 Mortgage notes payable maturing on December 2041	Dec. 31, 2013 Mortgage notes payable maturing on December 2041	Dec. 31, 2012 Mortgage notes payable maturing on December 2041	Mar. 31, 2014 Mortgage notes payable maturing on December 2041 Propriety index	Dec. 31, 2013 Mortgage notes payable maturing on December 2041 Propriety index	Mar. 31, 2014 Mortgage notes payable maturing on November 2032	Dec. 31, 2013 Mortgage notes payable maturing on November 2032	Dec. 31, 2012 Mortgage notes payable maturing on November 2032	Dec. 31, 2013 Mortgage notes payable maturing on November 2032 Period prior to 2014	Mar. 31, 2014 Mortgage notes payable maturing on April 2043	Dec. 31, 2013 Mortgage notes payable maturing on April 2043	Mar. 31, 2014 Mortgage notes payable maturing on April 2043 Propriety index	Dec. 31, 2013 Mortgage notes payable maturing on April 2043 Propriety index	Mar. 31, 2014 Mortgage notes payable maturing on April 2018	Dec. 31, 2013 Mortgage notes payable maturing on April 2018
Mortgage notes payable
Interest rate (as a percent)												3.25%	3.25%				3.99%	3.99%			3.99%			2.80%	2.80%																			2.80%	2.80%						4.90%	4.90%							3.15%	3.15%
Annual Interest Rate (as a percent)									3.25%	3.25%	3.25%			3.99%	3.99%	3.99%			3.99%	3.99%		2.80%	2.80%					5.25%	5.25%	5.25%					4.95%	4.95%	4.95%					2.80%	2.80%					4.90%	4.90%	4.90%			3.20%	3.15%	3.90%		3.15%	3.15%			4.00%	4.00%
Margin added to reference rate (as a percent)																										2.59%	2.59%						3.50%	3.50%						3.50%	3.50%					2.59%	2.59%
Interest Rate (as a percent)																															5.25%	5.25%						4.95%	4.95%																	3.15%					4.00%	4.00%
Principal Outstanding	$ 42,059,137	$ 43,065,237	$ 36,198,731	$ 42,059,137	$ 43,065,237	$ 36,198,731			$ 1,137,388	$ 1,137,388	$ 1,180,000			$ 255,143	$ 255,143	$ 262,500			$ 240,000	$ 270,000		$ 1,796,000	$ 1,796,000					$ 920,441	$ 920,441	$ 954,768					$ 528,748	$ 528,748	$ 546,662					$ 33,733,900	$ 34,500,000					$ 787,285	$ 787,285	$ 800,000			$ 469,732	$ 469,732	$ 500,000		$ 1,742,500	$ 1,742,500			$ 688,000	$ 688,000
Book Value o f Collateral				42,031,935	43,935,935				4,455,236	4,455,236				833,068	833,068				1,904,000			2,426,593	2,426,593					924,667	924,667						562,740	562,740						29,548,000	29,548,000					1,025,229	1,025,229				225,000	225,000			884,214	884,214			1,147,188	1,147,188
Aggregate maturities of long-term debt
Remaining 9 months in 2014	643,914
2015	1,411,530	1,441,529
2016	34,085,606	34,115,606
2017	217,995	247,995
2018	819,857	849,857
2019 and later	4,880,235	4,970,236
Total	42,059,137	43,065,237
Debt							$ 42,100,000	$ 43,100,000